Short-Term Borrowings (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Fixed Income [Member]
Short Term Debt [Line Items]
Fair value of fixed income trading securities pledged to secure other short-term borrowings	$ 68.9
Federal Funds Purchased [Member]
Short Term Debt [Line Items]
Maximum maturity days	90 days
Securities Sold Under Agreements To Repurchase [Member]
Short Term Debt [Line Items]
Maximum maturity days	90 days
Trading Liabilities [Member]
Short Term Debt [Line Items]
Maximum holding days	90 days
Other Short Term Borrowings [Member]
Short Term Debt [Line Items]
Maximum original maturity period	1 year